TRANSACTIONS WITH RELATED PARTIES - Maximum, minimum and average remuneration for managers and employees (Details)	12 Months Ended
	Dec. 31, 2020 director employee	Dec. 31, 2019 director employee
Maximum
Disclosure of transactions between related parties [line items]
Management remuneration | director	72	54
Compensation of employees | employee	136	72
Minimum
Disclosure of transactions between related parties [line items]
Management remuneration | director	5	5
Compensation of employees | employee	2	2
Average
Disclosure of transactions between related parties [line items]
Management remuneration | director	38	38
Compensation of employees | employee	13	11